Offsets	Oct. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xcel Energy Inc.
Form or Filing Type	S-3
File Number	333-278797
Initial Filing Date	May 01, 2026
Fee Offset Claimed	$ 61,955.12
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $2.50 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 448,600,000.00
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.
Termination / Withdrawal Statement	On April 18, 2024, the Registrant filed with the Securities and Exchange Commission (the "SEC") a Registration Statement on Form S-3 (Registration No. 333-278797) registering an unspecified amount of its securities specified therein, including its common stock, $2.50 par value per share ("common stock"). On May 1, 2026, the Registrant filed with the SEC a prospectus supplement to the 2024 Registration Statement to register the offer and sale from time to time of shares of common stock having an aggregate gross sales price of up to $4,300,000,000 (the "May 2026 ATM Prospectus Supplement") and concurrently paid $593,830.00 in registration fees in connection therewith. The Registrant has terminated the offering of common stock under the May 2026 ATM Prospectus Supplement, and at the time of termination, $448,625,085.68 of common stock remained unsold under the May 2026 ATM Prospectus Supplement, and $61,955.12 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the $522,000.00 filing fee currently due in connection with this filing is offset in part against the $61,955.12 remaining balance for such unsold securities under the May 2026 ATM Prospectus Supplement resulting in a fee of $460,044.88 remitted with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Xcel Energy Inc.
Form or Filing Type	S-3
File Number	333-278797
Filing Date	May 01, 2026
Fee Paid with Fee Offset Source	$ 61,955.12